EXPENSES BY NATURE - General and administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Employee costs	$ (25,526)	$ (21,216)	$ (14,868)
Amortization costs intangible assets	(617)	(650)	(492)
Depreciation PPE and right of use assets	(2,926)	(3,118)	(2,525)
Impairment losses PPE and right of use assets	(5,027)	(4,663)	(4,376)
Direct Operating Expenses	(18,790)	(11,240)	(9,038)
Other indirect general and administrative costs	(17,764)	(14,990)	(14,717)
Total general and administrative costs	$ (70,650)	$ (55,877)	$ (46,016)